Other Financial Liabilities (Details) - shares		12 Months Ended
	Jul. 01, 2021	Mar. 31, 2022
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
Warrants liability, description	On July 1, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”).
Fair value of warrant liability		1,487,589